Summary of Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Selected Quarterly Financial Information [Abstract]
Net sales	$ 2,782,591		$ 3,279,462		$ 3,219,525		$ 2,574,024		$ 2,604,596		$ 3,152,285		$ 3,132,139		$ 2,450,284		$ 11,855,602		$ 11,339,304		$ 11,129,533
Gross profit	1,388,438		1,636,289		1,635,793		1,261,745		1,322,239		1,574,552		1,529,986		1,132,449		5,922,265		5,559,226		5,164,484
Net income	$ 203,030	[1]	$ 386,733	[1]	$ 378,064	[1]	$ 164,876	[1]	$ 198,017		$ 374,491		$ 349,937		$ 131,404		$ 1,132,703	[1]	$ 1,053,849		$ 865,887
Net income per common share - basic (in dollars per share)	$ 2.20	[1],[2]	$ 4.20	[1],[2]	$ 4.12	[1],[2]	$ 1.80	[1],[2]	$ 2.16	[2]	$ 4.06	[2]	$ 3.79	[2]	$ 1.42	[2]	$ 12.33	[1],[2],[3]	$ 11.43	[2],[3]	$ 9.00	[3]
Net income per common share - diluted (in dollars per share)	$ 2.15	[1],[2]	$ 4.08	[1],[2]	$ 3.99	[1],[2]	$ 1.75	[1],[2]	$ 2.11	[2]	$ 3.97	[2]	$ 3.70	[2]	$ 1.38	[2]	$ 11.99	[1],[2],[3]	$ 11.15	[2],[3]	$ 8.77	[3]
Gain on sale of assets	$ (30,916)																$ 30,564		$ 803		$ (1,436)
Provisions for environmental-related matters	9,330																42,932		$ 31,071		$ 36,046
Impairment of goodwill and trademarks	$ 10,688																$ 10,688
Increase in basic and diluted net income per common share (in dollars per share)	$ 0.03

[1]	First quarter 2016 net income and basic and diluted net income per common share are restated due to the early adoption of ASU No. 2016-09 in the second quarter. See Notes 1 and 14.
[2]	Presented under the treasury stock method. See Note 15.
[3]	Presented under the treasury stock method. See Note 15.